Statement of Cash Flows (Unaudited) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (4,601,503)	$ (1,484,115)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	67,103	64,968
Stock based compensation	1,554,913	480,108
Issuance of common stock and common stock warrants in exchange for consulting services	509,967	128,775
Changes in operating assets and liabilities:
Accounts receivable	(82,435)	(17,351)
Inventory	(93,816)	6,787
Prepaid expenses and other current assets	(144,608)	(5,867)
Accounts payable	(123,210)	(47,686)
Accrued expenses	574,191	21,458
Net cash used in operating activities	(2,339,398)	(852,923)
Cash flows from investing activities:
Purchase of property and equipment	(10,919)	(7,757)
Net cash used in investing activities	(10,919)	(7,757)
Cash flows from financing activities:
Proceeds from notes payable - related parties	0	40,000
Proceeds from issuance of common stock and common stock warrants	5,185,430	1,147,000
Net cash provided by financing activities	5,185,430	1,187,000
Net increase in cash and cash equivalents	2,835,113	326,320
Cash and cash equivalents, beginning of period	552,315	225,995
Cash and cash equivalents, end of period	3,387,428	552,315
Supplemental disclosure of cash flow information:
Cash paid during the period for:Interest	0	0
Cash paid during the period for:Income taxes	$ 0	$ 0